FINANCIAL ASSETS AND LIABILITIES - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 25,504,810	R$ 44,689,969
Financial liabilities		R$ (76,925,818)	R$ (73,825,192)
Investment properties [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data		11.12%	11.20%
Investment properties [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Description of Discount Rates Applied in Direct Comparative Method of Market Data		11.20%	13.75%
Carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 25,328,141	R$ 41,748,148
Financial liabilities		(60,319,799)	(58,278,148)
Carrying amount | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,298,142	1,304,332
Carrying amount | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,503,961	22,099,766
Carrying amount | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,113	89,238
Carrying amount | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	15,976,126	14,103,060
Carrying amount | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]	(56,904,654)	(52,987,216)
Carrying amount | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,546,799	4,151,752
Financial liabilities		(3,415,145)	(5,290,932)
Fair value [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,113	19,675,431
Financial liabilities
Fair value [member] | Level 1 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 1 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			19,586,193
Fair value [member] | Level 1 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,113	89,238
Fair value [member] | Level 1 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 1 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]
Fair value [member] | Level 1 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		9,348,902	7,969,657
Financial liabilities		(26,367,637)	(36,657,951)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,298,142	1,304,332
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,503,961	2,513,573
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 2 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]	(22,952,492)	(31,367,019)
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		2,546,799	4,151,752
Financial liabilities		(3,415,145)	(5,290,932)
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		15,976,126	14,103,060
Financial liabilities
Fair value [member] | Level 3 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Fair value [member] | Level 3 [member] | Investment properties [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	15,976,126	14,103,060
Fair value [member] | Level 3 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[2]
Fair value [member] | Level 3 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial liabilities

[1]	The fair value of investment properties was determined using the direct comparative method of market data applied to transactions involving similar properties (type, location, and quality of property) and, to a lesser extent, sales quotes for potential transactions involving comparable assets (level 3). The methodology used to determine fair value incorporates direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, land use (crop type), and rainfall, among other data, in accordance with the standards issued by the Brazilian Association of Technical Standards ("ABNT"). The discount rates used vary between 11.12% p.a. and 11.20% p.a. as of December 31, 2023 (11.20% to 13.75% p.a. as of December 31, 2022).For fair value assessments of investment properties in the periods between annual assessments, management considers regional market trends presented by the S&P Global Commodity Insights report for the Brazilian rural real estate market. If Management reasonably believes that property values have changed differently from the variation in the S&P Global Commodity Insights report, based on its understanding of current market conditions and evidence of proposals received for the assets, considerations may be made to determine fair value property market.
[2]	The fair value of the Company’s loans does not differ significantly from their carrying value except for the debts that are designated at fair value through the result.